OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

July 1, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Transition 2050 Fund (the “Registrant”)

     Reg. No. 333-147851; File No. 811-22150

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 28, 2011.

Sincerely,

     /s/ Edward Gizzi

------------------------------------

     Edward Gizzi

     Vice President and Assistant Counsel

212.323.4091

     egizzi@oppenheimerfunds.com

cc:     Kramer Levin

         Gloria LaFond

        Taylor Edwards